Property, Equipment and Software	12 Months Ended
Dec. 31, 2015
Property, Equipment and Software
Property, Equipment and Software

7.Property, Equipment and Software

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2014	2015
	RMB	RMB
Building and decoration	569,911	666,685
Leasehold improvements	40,790	24,691
Furniture, fixtures and office equipment	63,946	68,984
Vehicles	23,627	40,997
Servers and computers	931,024	1,268,028
Software	45,356	49,633
Construction in progress	574,932	1,091,443

	2,249,586	3,210,461

Less: accumulated depreciation	(968,361)	(1,118,415)

Net book value	1,281,225	2,092,046

Depreciation expense was RMB158.0 million, RMB172.4 million and RMB178.9 million for the years ended December 31, 2013, 2014 and 2015, respectively.

As of December 31, 2014 and 2015, the construction in progress balance mainly represented a prepayment of RMB571.7 million and RMB1,075.0 million, respectively, for the construction of office buildings in Beijing, Hangzhou, Zhoushan and Guangzhou. All the related cost is capitalized in construction in progress to the extent it is incurred for the purposes of bringing the construction development to a usable state.